Schedule of Investments (unaudited)
July 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
BWX Technologies, Inc.	74,504	$ 5,140,776
Curtiss-Wright Corp.	9,965	1,906,902
General Dynamics Corp.	315,479	70,534,795
HEICO Corp.	3,786	666,260
HEICO Corp., Class A	7,267	1,019,924
Huntington Ingalls Industries, Inc.	52,306	12,013,119
L3Harris Technologies, Inc.	264,062	50,037,108
Lockheed Martin Corp.	335,795	149,888,814
Northrop Grumman Corp.	135,057	60,100,365
RTX Corp.	1,994,214	175,351,237
		526,659,300
Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	179,309	17,963,176
Expeditors International of Washington, Inc.	107,933	13,739,871
Forward Air Corp.	15,269	1,814,568
United Parcel Service, Inc., Class B	1,568,178	293,453,149
		326,970,764
Automobile Components — 0.0%
Gentex Corp.	230,351	7,735,187
Automobiles — 0.0%
Thor Industries, Inc.	61,314	7,081,154
Banks — 8.4%
Associated Banc-Corp.	433,236	8,209,822
Atlantic Union Bankshares Corp.	130,119	4,161,206
BancFirst Corp.	18,135	1,811,687
Bank of America Corp.	11,848,096	379,139,072
Bank OZK	213,981	9,357,389
BOK Financial Corp.	41,263	3,675,708
Cadence Bank	145,900	3,654,795
Cathay General Bancorp	168,350	6,404,034
Citigroup, Inc.	4,680,195	223,058,094
Comerica, Inc.	485,773	26,212,311
Commerce Bancshares, Inc.	137,865	7,331,661
Community Bank System, Inc.	53,253	2,866,609
Cullen/Frost Bankers, Inc.	116,879	12,690,722
CVB Financial Corp.	398,863	7,526,545
East West Bancorp, Inc.	285,027	17,731,530
Fifth Third Bancorp	1,893,491	55,100,588
First Bancorp	196,638	2,920,074
First Financial Bankshares, Inc.	173,782	5,663,555
First Horizon Corp.	1,584,763	21,600,320
Glacier Bancorp, Inc.	241,316	7,891,033
Home BancShares, Inc.	330,108	8,024,925
Independent Bank Corp.	33,994	2,048,138
JPMorgan Chase & Co.	4,742,497	749,124,826
M&T Bank Corp.	385,646	53,936,450
PNC Financial Services Group, Inc.	1,072,737	146,846,968
Popular, Inc.	142,242	10,319,657
Prosperity Bancshares, Inc.	186,654	11,818,931
Regions Financial Corp.	2,279,071	46,424,676
ServisFirst Bancshares, Inc.	67,339	4,018,792
Simmons First National Corp., Class A	177,423	3,582,170
SouthState Corp.	122,947	9,549,293
Synovus Financial Corp.	397,020	13,458,978
U.S. Bancorp	4,573,658	181,482,749
UMB Financial Corp.	58,905	4,182,255
United Community Banks, Inc.	154,182	4,482,071
Wintrust Financial Corp.	79,231	6,683,927
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	31,138	$ 1,362,288
Zions Bancorp N.A.	448,816	17,167,212
		2,081,521,061
Beverages — 3.4%
Brown-Forman Corp., Class A	41,785	3,004,759
Brown-Forman Corp., Class B, NVS	132,869	9,380,551
Coca-Cola Co.	6,762,775	418,818,656
Constellation Brands, Inc., Class A	134,713	36,749,707
PepsiCo, Inc.	2,000,334	374,982,612
		842,936,285
Biotechnology — 4.6%
AbbVie, Inc.	4,361,716	652,425,479
Amgen, Inc.	1,169,354	273,804,239
Gilead Sciences, Inc.	2,796,304	212,910,587
		1,139,140,305
Broadline Retail — 0.0%
Dillard’s, Inc., Class A	880	301,875
Building Products — 0.5%
A O Smith Corp.	127,495	9,259,962
AAON, Inc.	12,290	1,293,645
Advanced Drainage Systems, Inc.	18,501	2,256,937
Allegion PLC	80,997	9,465,309
Carlisle Cos., Inc.	37,978	10,527,502
Fortune Brands Innovations, Inc.	109,004	7,746,914
Lennox International, Inc.	25,224	9,268,307
Masco Corp.	265,410	16,105,079
Owens Corning	93,844	13,137,222
Simpson Manufacturing Co., Inc.	22,836	3,608,088
Trane Technologies PLC	221,202	44,116,527
UFP Industries, Inc.	38,715	3,978,353
		130,763,845
Capital Markets — 5.2%
Ameriprise Financial, Inc.	101,663	35,424,472
Bank of New York Mellon Corp.	1,416,593	64,256,659
BlackRock, Inc.(a)	251,132	185,548,878
CME Group, Inc., Class A	492,699	98,027,393
Cohen & Steers, Inc.	53,154	3,418,334
Evercore, Inc., Class A	51,999	7,022,985
FactSet Research Systems, Inc.	21,370	9,296,805
Goldman Sachs Group, Inc.	573,569	204,116,000
Hamilton Lane, Inc., Class A	43,890	3,881,193
Houlihan Lokey, Inc., Class A	66,112	6,601,283
Intercontinental Exchange, Inc.	493,218	56,621,426
Jefferies Financial Group, Inc.	386,770	14,229,268
MarketAxess Holdings, Inc.	22,608	6,086,526
Moody’s Corp.	84,015	29,636,291
Morgan Stanley	2,662,705	243,797,270
Morningstar, Inc.	11,156	2,571,235
MSCI, Inc., Class A	53,401	29,268,020
Nasdaq, Inc.	276,039	13,937,209
Northern Trust Corp.	467,824	37,482,059
Raymond James Financial, Inc.	192,610	21,200,583
S&P Global, Inc.	180,065	71,037,443
SEI Investments Co.	86,387	5,441,517
State Street Corp.	670,957	48,604,125
Stifel Financial Corp.	143,571	9,122,501
T Rowe Price Group, Inc.	548,926	67,660,619
		1,274,290,094
Chemicals — 2.0%
Air Products & Chemicals, Inc.	312,805	95,508,751

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Albemarle Corp.	48,557	$ 10,307,680
Ashland, Inc.	49,313	4,505,236
Avient Corp.	118,381	4,797,982
Balchem Corp.	9,800	1,320,452
Cabot Corp.	67,449	4,788,879
Celanese Corp., Class A	134,644	16,883,011
Eastman Chemical Co.	256,676	21,966,332
Ecolab, Inc.	169,948	31,124,277
HB Fuller Co.	37,020	2,740,591
Innospec, Inc.	18,997	2,035,339
International Flavors & Fragrances, Inc.	579,330	49,017,111
Linde PLC	394,298	154,040,400
NewMarket Corp.	9,185	4,148,864
PPG Industries, Inc.	232,975	33,525,102
Quaker Chemical Corp.	6,810	1,364,588
RPM International, Inc.	146,659	15,151,341
Sensient Technologies Corp.	52,798	3,381,184
Sherwin-Williams Co.	134,372	37,153,858
Stepan Co.	18,122	1,736,450
Westlake Corp.	25,053	3,444,787
		498,942,215
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	68,508	3,170,550
Brady Corp., Class A, NVS	48,086	2,480,276
Cintas Corp.	47,627	23,910,659
MSA Safety, Inc.	27,487	4,562,842
Republic Services, Inc.	163,960	24,775,996
Tetra Tech, Inc.	20,333	3,440,547
Waste Management, Inc.	366,137	59,969,579
		122,310,449
Communications Equipment — 1.7%
Cisco Systems, Inc.	7,321,145	380,992,386
Motorola Solutions, Inc.	119,509	34,254,864
		415,247,250
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	10,251	1,783,367
MDU Resources Group, Inc.	497,309	11,000,475
		12,783,842
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	22,369	9,986,864
Vulcan Materials Co.	64,205	14,157,202
		24,144,066
Consumer Finance — 0.6%
American Express Co.	473,422	79,951,507
Discover Financial Services	376,494	39,738,942
FirstCash Holdings, Inc.	31,591	3,009,991
Nelnet, Inc., Class A	11,386	1,123,570
Synchrony Financial	674,596	23,300,546
		147,124,556
Consumer Staples Distribution & Retail — 2.3%
Casey’s General Stores, Inc.	15,546	3,927,852
Costco Wholesale Corp.	201,191	112,801,758
Dollar General Corp.	192,356	32,481,234
Kroger Co.	849,216	41,305,866
Sysco Corp.	778,760	59,427,176
Target Corp.	858,797	117,200,027
Walmart, Inc.	1,212,176	193,778,455
		560,922,368
Security	Shares	Value
Containers & Packaging — 0.2%
AptarGroup, Inc.	50,019	$ 6,075,308
Avery Dennison Corp.	80,140	14,746,561
Ball Corp.	269,275	15,803,750
Silgan Holdings, Inc.	73,186	3,209,206
Sonoco Products Co.	183,965	10,787,708
		50,622,533
Distributors — 0.2%
Genuine Parts Co.	198,022	30,835,986
Pool Corp.	29,314	11,278,268
		42,114,254
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,623	1,539,045
H&R Block, Inc.	314,661	10,575,756
Service Corp. International	144,543	9,633,791
		21,748,592
Electric Utilities — 4.0%
ALLETE, Inc.	141,232	8,110,954
Alliant Energy Corp.	486,147	26,125,540
American Electric Power Co., Inc.	1,146,024	97,114,074
Duke Energy Corp.	1,919,713	179,723,531
Edison International	932,665	67,114,573
Entergy Corp.	487,443	50,060,396
Evergy, Inc.	536,631	32,181,761
Eversource Energy	746,185	53,971,561
IDACORP, Inc.	87,328	8,979,065
MGE Energy, Inc.	46,525	3,733,166
NextEra Energy, Inc.	2,849,148	208,842,548
Otter Tail Corp.	57,130	4,628,101
PNM Resources, Inc.	153,352	6,873,237
Portland General Electric Co.	191,959	9,150,686
Southern Co.	2,471,831	178,812,255
Xcel Energy, Inc.	1,003,565	62,953,632
		998,375,080
Electrical Equipment — 0.9%
AMETEK, Inc.	86,144	13,662,438
Eaton Corp. PLC	412,509	84,696,348
Emerson Electric Co.	805,064	73,542,597
Hubbell, Inc.	44,724	13,953,888
nVent Electric PLC	141,914	7,504,412
Regal Rexnord Corp.	35,631	5,564,850
Rockwell Automation, Inc.	103,307	34,741,111
		233,665,644
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	359,582	31,754,686
Avnet, Inc.	132,706	6,436,241
Badger Meter, Inc.	12,412	2,043,512
CDW Corp.	105,178	19,675,649
Cognex Corp.	55,863	3,051,237
Corning, Inc.	1,521,564	51,641,882
Littelfuse, Inc.	13,170	4,011,582
National Instruments Corp.	143,853	8,487,327
TD SYNNEX Corp.	35,356	3,489,991
TE Connectivity Ltd.	331,037	47,500,499
		178,092,606
Financial Services — 1.6%
Equitable Holdings, Inc.	596,891	17,124,803
Fidelity National Information Services, Inc.	1,274,634	76,962,401
Jack Henry & Associates, Inc.	55,110	9,234,783
Mastercard, Inc., Class A	294,745	116,212,059

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	738,383	$ 175,535,790
Walker & Dunlop, Inc.	55,930	5,088,511
		400,158,347
Food Products — 1.6%
Archer-Daniels-Midland Co.	761,089	64,662,121
Flowers Foods, Inc.	378,475	9,352,117
Hershey Co.	136,399	31,550,453
Hormel Foods Corp.	449,027	18,356,224
Ingredion, Inc.	98,929	11,006,841
J & J Snack Foods Corp.	17,240	2,763,917
J M Smucker Co.	167,513	25,235,833
Kellogg Co.	523,856	35,040,728
Lamb Weston Holdings, Inc.	81,723	8,468,955
Lancaster Colony Corp.	20,018	3,856,067
McCormick & Co., Inc., NVS	246,530	22,059,504
Mondelez International, Inc., Class A	1,651,722	122,442,152
Tyson Foods, Inc., Class A	605,734	33,751,498
		388,546,410
Gas Utilities — 0.3%
Atmos Energy Corp.	207,565	25,262,736
Chesapeake Utilities Corp.	16,827	1,989,624
National Fuel Gas Co.	185,052	9,828,112
New Jersey Resources Corp.	169,953	7,596,899
ONE Gas, Inc.	101,729	8,049,816
Southwest Gas Holdings, Inc.	145,772	9,612,206
Spire, Inc.	128,912	8,194,936
UGI Corp.	577,049	15,574,552
		86,108,881
Ground Transportation — 1.5%
CSX Corp.	1,615,793	53,838,223
JB Hunt Transport Services, Inc.	45,092	9,196,062
Landstar System, Inc.	13,312	2,710,190
Norfolk Southern Corp.	320,569	74,881,713
Old Dominion Freight Line, Inc.	26,011	10,911,354
Ryder System, Inc.	84,037	8,584,379
Schneider National, Inc., Class B	30,649	944,296
Union Pacific Corp.	898,142	208,386,907
Werner Enterprises, Inc.	40,984	1,927,068
		371,380,192
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,989,684	221,511,520
Baxter International, Inc.	787,691	35,627,264
Becton Dickinson & Co.	233,058	64,934,620
DENTSPLY SIRONA, Inc.	173,255	7,193,547
Medtronic PLC	2,482,255	217,842,699
ResMed, Inc.	68,965	15,334,368
STERIS PLC	51,827	11,689,580
Stryker Corp.	206,962	58,655,100
		632,788,698
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	103,574	19,357,981
Cardinal Health, Inc.	347,816	31,814,730
Chemed Corp.	2,478	1,291,261
Elevance Health, Inc.	174,687	82,387,630
Encompass Health Corp.	61,725	4,075,702
Ensign Group, Inc.	8,713	844,028
HCA Healthcare, Inc.	105,994	28,916,223
Humana, Inc.	50,133	22,902,258
McKesson Corp.	43,620	17,552,688
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	132,483	$ 17,913,026
UnitedHealth Group, Inc.	727,367	368,316,828
		595,372,355
Hotels, Restaurants & Leisure — 1.9%
Domino’s Pizza, Inc.	32,672	12,962,289
McDonald’s Corp.	898,339	263,392,995
Starbucks Corp.	1,415,108	143,732,520
Texas Roadhouse, Inc.	75,232	8,392,130
Wingstop, Inc.	7,473	1,259,798
Yum! Brands, Inc.	291,521	40,133,696
		469,873,428
Household Durables — 0.2%
DR Horton, Inc.	157,220	19,970,084
Garmin Ltd.	241,522	25,574,765
		45,544,849
Household Products — 3.0%
Church & Dwight Co., Inc.	164,939	15,779,714
Colgate-Palmolive Co.	1,211,671	92,402,030
Kimberly-Clark Corp.	670,517	86,563,745
Procter & Gamble Co.	3,486,306	544,909,628
WD-40 Co.	15,357	3,524,432
		743,179,549
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,224,683	26,489,893
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	789,065	153,181,188
Insurance — 3.0%
Aflac, Inc.	782,570	56,611,114
Allstate Corp.	474,895	53,511,169
American Equity Investment Life Holding Co.(b)	34,068	1,828,430
American Financial Group, Inc.	84,669	10,296,597
Aon PLC, Class A	91,752	29,223,012
Arthur J. Gallagher & Co.	130,531	28,038,059
Assurant, Inc.	67,337	9,057,500
Assured Guaranty Ltd.	70,337	4,204,746
Axis Capital Holdings Ltd.	140,350	7,736,092
Brown & Brown, Inc.	96,616	6,806,597
Chubb Ltd.	406,722	83,138,044
Cincinnati Financial Corp.	262,017	28,187,789
CNO Financial Group, Inc.	153,610	3,950,849
Erie Indemnity Co., Class A, NVS	31,267	6,940,023
Everest Group Ltd.	45,982	16,576,971
First American Financial Corp.	212,965	13,497,722
Globe Life, Inc.	42,693	4,788,874
Hanover Insurance Group, Inc.	56,414	6,401,861
Hartford Financial Services Group, Inc.	423,210	30,420,335
Kinsale Capital Group, Inc.	2,142	798,173
Marsh & McLennan Cos., Inc.	379,858	71,572,844
MetLife, Inc.	1,420,710	89,462,109
Old Republic International Corp.	602,022	16,597,747
Primerica, Inc.	30,280	6,440,556
Principal Financial Group, Inc.	463,450	37,015,751
Reinsurance Group of America, Inc.	84,270	11,827,294
RenaissanceRe Holdings Ltd.	22,336	4,171,471
RLI Corp.	18,986	2,532,922
Selective Insurance Group, Inc.	41,486	4,280,940
Travelers Cos., Inc.	277,308	47,866,134
Unum Group	314,820	15,303,400

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
W. R. Berkley Corp.	80,087	$ 4,940,567
Willis Towers Watson PLC	90,601	19,146,709
		733,172,401
IT Services — 0.7%
Accenture PLC, Class A	515,834	163,184,086
Leisure Products — 0.1%
Acushnet Holdings Corp.	29,536	1,761,231
Brunswick Corp.	77,241	6,666,671
Polaris, Inc.	68,626	9,322,156
		17,750,058
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	131,148	15,969,892
Danaher Corp.	169,811	43,311,994
Thermo Fisher Scientific, Inc.	59,757	32,786,275
West Pharmaceutical Services, Inc.	9,875	3,634,395
		95,702,556
Machinery — 2.5%
AGCO Corp.	33,158	4,413,330
Caterpillar, Inc.	603,075	159,917,398
Cummins, Inc.	222,728	58,087,462
Donaldson Co., Inc.	103,224	6,485,564
Dover Corp.	111,463	16,270,254
Franklin Electric Co., Inc.	20,660	2,041,621
Graco, Inc.	109,060	8,651,730
Hillenbrand, Inc.	73,745	3,830,315
IDEX Corp.	49,281	11,128,143
Illinois Tool Works, Inc.	349,670	92,075,104
Ingersoll Rand, Inc.	30,428	1,986,036
ITT, Inc.	62,786	6,253,486
Kadant, Inc.	4,074	907,891
Lincoln Electric Holdings, Inc.	44,322	8,895,869
Nordson Corp.	36,009	9,060,224
Oshkosh Corp.	71,580	6,590,371
Otis Worldwide Corp.	366,937	33,376,590
PACCAR, Inc.	388,473	33,459,179
Parker-Hannifin Corp.	119,951	49,181,110
Pentair PLC	138,309	9,612,475
Snap-on, Inc.	72,325	19,704,223
Stanley Black & Decker, Inc.	311,057	30,878,628
Terex Corp.	40,846	2,394,801
Timken Co.	59,271	5,503,905
Toro Co.	77,108	7,838,028
Watts Water Technologies, Inc., Class A	12,558	2,342,444
Xylem, Inc.	166,983	18,827,333
		609,713,514
Marine Transportation — 0.0%
Matson, Inc.	40,398	3,775,597
Media — 1.6%
Cable One, Inc.	4,765	3,449,574
Comcast Corp., Class A	6,877,249	311,264,290
Interpublic Group of Cos., Inc.	694,627	23,777,082
John Wiley & Sons, Inc., Class A	84,130	2,879,770
Nexstar Media Group, Inc., Class A	69,271	12,934,281
Omnicom Group, Inc.	339,500	28,728,490
Sirius XM Holdings, Inc.	1,038,617	5,296,947
		388,330,434
Metals & Mining — 0.4%
Nucor Corp.	197,805	34,040,262
Reliance Steel & Aluminum Co.	53,434	15,648,681
Security	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	50,047	$ 6,012,647
Southern Copper Corp.	272,471	23,824,864
Steel Dynamics, Inc.	160,429	17,098,523
Worthington Industries, Inc.	34,930	2,606,477
		99,231,454
Multi-Utilities — 1.7%
Ameren Corp.	441,920	37,859,286
Black Hills Corp.	148,815	8,978,009
CMS Energy Corp.	534,789	32,659,564
Consolidated Edison, Inc.	702,864	66,673,679
DTE Energy Co.	376,233	43,003,432
NiSource, Inc.	847,753	23,601,444
Public Service Enterprise Group, Inc.	1,031,613	65,115,413
Sempra	573,766	85,502,609
WEC Energy Group, Inc.	623,607	56,037,325
		419,430,761
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	3,823,049	625,680,199
ConocoPhillips	1,354,728	159,478,580
EOG Resources, Inc.	948,942	125,763,283
Exxon Mobil Corp.	6,258,203	671,129,690
Phillips 66	1,100,253	122,733,222
Texas Pacific Land Corp.	3,315	4,993,385
		1,709,778,359
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	62,181	4,733,839
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	192,362	34,625,160
Inter Parfums, Inc.	20,259	3,029,936
		37,655,096
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	4,230,754	263,110,592
Eli Lilly & Co.	464,551	211,161,657
Johnson & Johnson	4,225,606	707,915,773
Merck & Co., Inc.	3,876,388	413,416,780
Perrigo Co. PLC	253,056	9,271,972
Pfizer, Inc.	13,461,500	485,421,690
Zoetis, Inc., Class A	243,479	45,795,965
		2,136,094,429
Professional Services — 0.9%
Automatic Data Processing, Inc.	544,494	134,631,586
Booz Allen Hamilton Holding Corp., Class A	136,458	16,522,335
Broadridge Financial Solutions, Inc.	126,980	21,322,482
Exponent, Inc.	30,893	2,767,395
Genpact Ltd.	145,449	5,249,254
Insperity, Inc.	35,487	4,175,046
ManpowerGroup, Inc.	109,208	8,614,327
Robert Half, Inc.	161,228	11,955,056
SS&C Technologies Holdings, Inc.	172,789	10,064,959
		215,302,440
Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	549,157	109,573,296
Applied Materials, Inc.	454,594	68,911,905
Broadcom, Inc.	551,656	495,745,664
KLA Corp.	88,441	45,454,252
Lam Research Corp.	86,742	62,323,260
Microchip Technology, Inc.	589,755	55,401,585
Monolithic Power Systems, Inc.	20,510	11,475,140
NXP Semiconductors NV	320,631	71,494,300

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	29,152	$ 2,831,825
QUALCOMM, Inc.	1,761,636	232,835,430
Skyworks Solutions, Inc.	214,710	24,556,383
Texas Instruments, Inc.	1,486,098	267,497,640
Universal Display Corp.	23,316	3,401,338
		1,451,502,018
Software — 3.9%
Dolby Laboratories, Inc., Class A	45,120	3,998,083
Intuit, Inc.	117,949	60,354,503
Microsoft Corp.	2,160,131	725,631,206
Oracle Corp.	1,328,619	155,754,005
Roper Technologies, Inc.	36,873	18,180,233
		963,918,030
Specialty Retail — 3.4%
Best Buy Co., Inc.	542,961	45,092,911
Dick’s Sporting Goods, Inc.	100,238	14,133,558
Group 1 Automotive, Inc.	6,489	1,677,601
Home Depot, Inc.	1,606,024	536,155,052
Lithia Motors, Inc., Class A	12,047	3,740,955
Lowe’s Cos., Inc.	683,829	160,200,620
Penske Automotive Group, Inc.	24,762	3,997,082
Ross Stores, Inc.	258,413	29,624,466
Tractor Supply Co.	119,398	26,743,958
Valvoline, Inc.	139,635	5,301,941
Williams-Sonoma, Inc.	104,835	14,534,325
		841,202,469
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	3,804,878	747,468,283
Hewlett Packard Enterprise Co.	2,225,501	38,679,208
HP, Inc.	1,725,635	56,652,597
NetApp, Inc.	347,136	27,080,079
		869,880,167
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	96,262	7,220,612
Columbia Sportswear Co.	31,039	2,439,976
NIKE, Inc., Class B	898,736	99,211,467
Steven Madden Ltd.	108,747	3,629,975
		112,502,030
Security	Shares	Value
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	115,883	$ 4,906,486
Applied Industrial Technologies, Inc.	22,747	3,298,087
Boise Cascade Co.	21,904	2,266,845
Fastenal Co.	846,029	49,585,760
GATX Corp.	34,680	4,347,485
McGrath RentCorp	26,855	2,588,285
MSC Industrial Direct Co., Inc., Class A	89,160	8,998,027
Rush Enterprises, Inc., Class A	35,677	2,307,588
Rush Enterprises, Inc., Class B	6,515	447,646
Watsco, Inc.	53,059	20,066,383
WW Grainger, Inc.	27,189	20,078,805
		118,891,397
Water Utilities — 0.2%
American States Water Co.	38,212	3,378,323
American Water Works Co., Inc.	210,538	31,039,617
California Water Service Group	56,491	2,995,153
Essential Utilities, Inc.	377,321	15,956,905
SJW Group	31,409	2,213,078
		55,583,076
Total Long-Term Investments — 99.6% (Cost: $20,639,135,442)		24,603,451,326
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(c)	59,945,334	59,945,334
Total Short-Term Securities — 0.3% (Cost: $59,945,334)		59,945,334
Total Investments — 99.9% (Cost: $20,699,080,776)		24,663,396,660
Other Assets Less Liabilities — 0.1%		36,254,413
Net Assets — 100.0%		$ 24,699,651,073
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 644,774	$ —	$ (645,148)(b)	$ 374	$ —	$ —	—	$ 155,920(c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	46,636,422	13,308,912(b)	—	—	—	59,945,334	59,945,334	677,098	—
BlackRock, Inc.	162,805,601	8,660,644	(2,605,055)	679,372	16,008,316	185,548,878	251,132	1,213,235	—
				$ 679,746	$ 16,008,316	$ 245,494,212		$ 2,046,253	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	405	09/15/23	$ 93,444	$ 3,834,754
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Core Dividend Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 24,603,451,326	$ —	$ —	$ 24,603,451,326
Short-Term Securities
Money Market Funds	59,945,334	—	—	59,945,334
	$ 24,663,396,660	$ —	$ —	$ 24,663,396,660
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,834,754	$ —	$ —	$ 3,834,754
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s